Unclaimed Dividends	12 Months Ended
Dec. 31, 2017
Royal Dutch Shell Dividend Access Trust [Member]
Statements [Line Items]
Unclaimed Dividends

4 UNCLAIMED DIVIDENDS

Unclaimed dividends of £2,302,549 (2016: £1,972,676) include any dividend cheque payments that have not been presented within 12 months, have expired or have been returned unpresented.